Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 107,681,263.46
Previously Paid Amount	0.00
Total Fee Amount	14,870.78
Total Offset Amount	0.00
Net Fee	$ 14,870.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A